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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:     June 30, 2010
                                                 -------------------------------

Check here if Amendment |_|; Amendment Number:
                                                 -----------

 This Amendment (Check only one.):          |_|  is a restatement.
                                            |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Focused Investors LLC
           -------------------------------------------------
Address:   9777 Wilshire Boulevard, Suite 910
           -------------------------------------------------
           Beverly Hills, California 90212
           -------------------------------------------------

Form 13F File Number:  28 -  12707
                       --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Michael Kromm
             ---------------------------------------------------
Title:         Chief Operating Officer/Chief Compliance Officer
             ---------------------------------------------------
Phone:         (310) 734-1213
             ---------------------------------------------------

Signature, Place, and Date of Signing:

 /s/ Michael Kromm        Beverly Hills, California      7/29/10
----------------------  -----------------------------  ----------
      [Signature]               [City, State]            [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0
                                          ---------------------

Form 13F Information Table Entry Total:     24
                                          ---------------------

Form 13F Information Table Value Total:     $ 311,743
                                          ---------------------
                                               (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
American Express Co.           COM              025816109    13442   338600 SH       Sole     None         338600   0        0
Becton, Dickinson and Company  COM              075887109     9541   141100 SH       Sole     None         141100   0        0
Berkshire Hathaway Inc. (CL B) COM              084670702    14201   178200 SH       Sole     None         178200   0        0
Coach, Inc.                    COM              189754104    10705   292900 SH       Sole     None         292900   0        0
CVS Caremark Corp.             COM              126650100    10866   370600 SH       Sole     None         370600   0        0
Diageo PLC (SPON ADR)          COM              25243Q205    13665   217800 SH       Sole     None         217800   0        0
Donaldson Company, Inc.        COM              257651109     9856   231100 SH       Sole     None         231100   0        0
Goldman Sachs Group Inc.       COM              38141G104     8519    64900 SH       Sole     None         64900    0        0
International Business Machine COM              459200101    10348    83800 SH       Sole     None         83800    0        0
Johnson & Johnson              COM              478160104    19360   327800 SH       Sole     None         327800   0        0
Laboratory Corp. of America Ho COM              50540R409     7505    99600 SH       Sole     None         99600    0        0
McDonald's Corp.               COM              580135101    27830   422500 SH       Sole     None         422500   0        0
Microsoft Corp.                COM              594918104     9991   434200 SH       Sole     None         434200   0        0
NIKE, Inc.                     COM              654106103    15807   234000 SH       Sole     None         234000   0        0
PepsiCo, Inc.                  COM              713448108    21796   357600 SH       Sole     None         357600   0        0
Pfizer Inc.                    COM              717081103     7820   548400 SH       Sole     None         548400   0        0
Quest Diagnostics Inc.         COM              74834L100     7396   148600 SH       Sole     None         148600   0        0
Starbucks Corp.                COM              855244109    13090   538700 SH       Sole     None         538700   0        0
Target Corp.                   COM              87612E106    14097   286700 SH       Sole     None         286700   0        0
The Coca-Cola Co.              COM              191216100    18725   373600 SH       Sole     None         373600   0        0
The Procter & Gamble Co.       COM              742718109    12266   204500 SH       Sole     None         204500   0        0
UnitedHealth Group Inc.        COM              91324P102     6847   241100 SH       Sole     None         241100   0        0
Wal-Mart Stores, Inc.          COM              931142103    21103   439000 SH       Sole     None         439000   0        0
Zimmer Holdings, Inc.          COM              98956P102     6967   128900 SH       Sole     None         128900   0        0